11. Trade and Other Payables (Details) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
DisclosureOfPayablesLineItems [Line Items]
Trade and other payables	$ 20,720	$ 21,072
Trade Payables
DisclosureOfPayablesLineItems [Line Items]
Trade and other payables	9,730	82
Sundry Payables and Accrued Expenses
DisclosureOfPayablesLineItems [Line Items]
Trade and other payables	$ 10,990	$ 20,990